Notes to the consolidated financial statements - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Expenses By Nature [Line Items]
Materials	€ (5,893)	€ (21,595)
Personnel	(25,209)	(16,213)
Amortization and depreciation	(3,051)	(2,589)
Patents and fees to register a legal right	(10,209)	(3,525)
Third-party services	(238,348)	(27,973)
Maintenance and lease	(291)	(560)
Other	(1,727)	(3,882)
Total	(284,728)	(76,337)
Salary and salary-related expenses	24,637	13,227
Expenses from share-based payments	€ 572	€ 2,986